EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Profit Sharing and 401(k) Retirement Plan [Abstract]
Defined Contribution Profit Sharing and 401(k) Plan Description	The Company maintains a defined contribution profit sharing and 401(k) plan which is available to all employees over 21 years of age who have completed one year of service in which they have worked at least 1,000 hours.??Eligible employees may make elective salary deferrals.??The Company may make contributions at its discretion.
Age over which all employees have 401K benefits available	21 years
Employee service years required for available 401K benefits (in years)	P1Y
Minimum hours in a 401K qualifying one year period (in hours)	1000 hours
Plan Expenses	$ 36.6	$ 41.1	$ 35.8
Profit Sharing Vesting Schedule
Percentage Vested in the Profit Sharing Plan After Two Years of Service (in Hundreths)	20.00%
Years of Service Required to vest 20% in the Profit Sharing Plan	2 years
Percentage Vested in the Profit Sharing Plan After Three Years of Service (in Hundreths)	40.00%
Years of Service Required to vest 40% in the Profit Sharing Plan	3 years
Percentage Vested in the Profit Sharing Plan After Four Years of Service (in Hundreths)	60.00%
Years of Service Required to vest 60% in the Profit Sharing Plan	4 years
Percentage Vested in the Profit Sharing Plan After Five Years of Service (in Hundreths)	100.00%
Years of Service Required to vest 100% in the Profit Sharing Plan	5 years
Deferred Compensation Plan [Abstract]
Cumulative participant deferrals	$ 5.2	$ 5.5
Family Dollar [Member]
Profit Sharing and 401(k) Retirement Plan [Abstract]
Plan Expenses	6.2
Deferred Compensation Plan [Abstract]
Cumulative participant deferrals	$ 15.9